Sports Portfolio Acquisitions and Discontinued Operations	12 Months Ended
Dec. 31, 2025
Sports Portfolio Acquisitions and Discontinued Operations [Abstract]
SPORTS PORTFOLIO ACQUISITIONS AND DISCONTINUED OPERATIONS

NOTE 3 —SPORTS PORTFOLIO ACQUISITIONS AND DISCONTINUED OPERATIONS

Juve Stabia

On June 20, 2025, Brera Holdings completed the acquisition of a 52% equity interest in S.S. Juve Stabia S.r.l. (“Juve Stabia”), a professional football club organized in Italy. Pursuant to a Share Purchase Agreement (“the XX Settembre Agreement”) with XX Settembre Holding S.r.l. (the “Seller”), Brera agreed to acquire a majority ownership interest in Italian Serie B football club Juve Stabia through its owner and manager S.S. Juve Stabia S.r.l. (“Juve Stabia” or “the Club”) through share capital and reserve increases in the Club occurring between December 2024 and June 2025. The consideration consists of both payments of cash and issuances of the Company’s Nasdaq-listed shares in a multi-step process, with the aggregate purchase price structured as follows:

●	First Closing – On December 31, 2024, the Company issued 32, 000 Class B Ordinary Shares, valued at $6 5 /share, currency converted at $10. 4/EUR (21.74% acquired):

●	€500 cash to Juve Stabia
●	€2,000 (approximately US$2,087) in shares (of which €1,000 issued to Juve Stabia and €1,000 issued to XX Settembre)

●	Second Closing – On January 10, 2025, the Company issued 24,000 Class B Ordinary Shares, valued at $6 5 /share, currency converted at $1 0.4/EUR (ownership increased to 34.61%):

●	€500 cash to Juve Stabia

●	€1,500 in shares (approximately US$1,560) (of which €1,000 issued to Juve Stabia and €500 issued to XX Settembre)

●	Third Closing – On February 11, 2025, the Company did not issue any Class B Ordinary Shares (ownership increased to 38.46%):

●	€500 cash to XX Settembre

●	Final Closing – On June 20, 2025, the Company issued 18,000 Class B Ordinary Shares, valued at $6 5 /share, currency converted at $10. 4/EUR (ownership increased to 52%):

●	€2,250 cash (€1,000 to Juve Stabia; €1,250 to XX Settembre)

●	€1,125 (approximately US$1,170) in shares to XX Settembre

Prior to the company being a consolidated entity- the company had a total investment of EUR2,500 which has been included in other non-current assets.

The total purchase consideration for the acquisition of S.S. Juve Stabia S.r.l., based on the contractual terms, amounted to €8,375 comprising €3,750 in cash and 74,000 Class B Ordinary Shares initially valued at a contractual amount of €4,625. In accordance with IFRS 3 Business Combinations, consideration transferred must be measured at its fair value as of the acquisition date. Accordingly, the Company remeasured its previously held 38.46% equity interest to fair value and recognized a gain of approximately €2,042 in profit or loss under “Gain on remeasurement of previously held interest.” After reflecting the non-controlling interest, preliminary purchase price allocation adjustments (including identifiable intangible assets and deferred tax effects), and working capital adjustments, the total purchase price allocated to the acquired net assets was €11,522.

The initial share purchase agreement for the acquisition of S.S. Juve Stabia S.r.l. included a contingent earn-out payable in shares if the Club achieved promotion. The earn-out period expired prior to the completion of the acquisition without the contingency being met; therefore, the earn-out arrangement was no longer applicable and was excluded from the purchase consideration at acquisition.

Management assessed that the acquired set of activities and assets constitutes a business as defined in IFRS 3 Appendix A, as Juve Stabia has inputs and processes capable of producing outputs. Accordingly, the transaction has been accounted for as a business combination using the acquisition method. We determined that this transaction is a business combination achieved in stages, or a step acquisition as discussed in paragraph 42 of IFRS 3. In a step acquisition, IFRS 3 defines the acquisition date as the date the acquirer obtains control of the acquiree. In a business combination effected by a sale and purchase agreement, this is generally the specified closing or completion date. While IFRS also defines control as having a majority of board seats or decision-making authority, our Company has no board seats and no decision-making authority for Juve Stabia until the final closing on June 20, 2025. Therefore, our consolidated financial statements include the accounts of Juve Stabia beginning on June 20, 2025. Prior to that, investment in Juve Stabia is accounted for using the equity method.

The acquisition of Juve Stabia is expected to strengthen the Company’s presence in the European football market, enhance brand recognition, and provide access to new sponsorship, merchandising, and broadcasting opportunities.

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Juve Stabia, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. This approach was considered appropriate as the transaction was negotiated and valued on a controlling interest basis, and no separate observable market data or valuation inputs were available to reliably measure the fair value of the minority interest. Accordingly, the proportionate share method was determined to be the most appropriate and reliable measure in the circumstances. See Note 2 Business Combinations for the Company’s accounting policies for business combinations.

Non-controlling interest was measured at its proportionate share of the acquiree’s net identifiable assets, including deferred tax liabilities. The fair value of the identifiable net assets after deferred taxes and long-term debt was approximately €2,006. After adjusting for the €1,000 subscription investment made on the final closing date in June 2025, the adjusted balance amounted to approximately €1,006. Accordingly, non-controlling interest was determined as 48% of the adjusted net assets, or approximately €483.

IFRS 3 Purchase Price Allocation of Juve Stabia

	Purchase Price Allocation June 20, 2025
Net Tangible Assets
Current assets	€2,340	(*)
Current liabilities minus short term debt	(6,143)
Net working capital	(3,803)
Fixed assets, net	31
Other assets	7
Deferred tax liability	(4,062)
Total tangible asset allocation	€(7,827)

Identifiable Intangible Assets
Player contracts	€1,530
Broadcasting rights	2,600
Brand	8,930
Advertising	1,100
Season ticket holders	400
Total identifiable intangible assets	€14,560

Implied goodwill	9,999
Total economic goodwill	9,999

Business Enterprise Value (BEV)	16,732

Long-term debt	€(4,727)
Non-controlling interest	(483)
Total Purchase Price	€11,522	(**)

(*)	Current assets include the cash acquired amounting to €150. The total net cash consideration related to our acquisition of Juve Stabia amounted to €3,600. The net cash consideration related to our acquisition of Juve Stabia recognized for the year ended December 31, 2025 amounted to €3,100, as reflected in the consolidated statement of cash flows under investing activity.

(**)	As part of the step-up acquisition, Brera Holdings obtained control of Juve Stabia on June 20, 2025, in which it previously held a non controlling equity interest of 38.46% prior to obtaining control. In accordance with IFRS 3, the previously held investment was remeasured to its fair value of approximately €7,042 as of the acquisition date, compared to its prior carrying amount of approximately €5,000. The resulting gain of approximately €2,042 was recognized in profit or loss under other income (expense).

While the contractual consideration for the Juve Stabia acquisition totaled €8,375 the purchase price allocation (PPA) reflects higher fair values. This is because, under IFRS 3, once the Company obtained control, it was required to remeasure its previously held interest to fair value and step up all identifiable assets and liabilities of Juve Stabia to their acquisition-date fair values on a 100% basis.

As a result, the PPA represents the fair value of the entire business, not just the 51% acquired, with the non-controlling interest measured at its proportionate share of the stepped-up net assets. Consequently, the recognized intangible assets and goodwill exceed the contractual consideration, consistent with IFRS 3 consolidation requirements.

The fair values of identifiable assets and liabilities were determined using a combination of the income, market, and cost approaches, as appropriate based on the nature of each asset and liability. The amounts presented above represent the final fair values of the assets acquired and liabilities assumed as of June 20, 2025, the acquisition date.

Management has completed its purchase price allocation and concluded that no measurement period adjustments were required under IFRS 3. Accordingly, the values recognized reflect management’s final determination of fair value at the acquisition date. The fair value of the equity consideration issued was determined using quoted market prices of the Company’s publicly traded shares on the respective measurement dates and is classified as a Level 1 input under IFRS 13. The fair value of identifiable intangible assets, including brand, player contracts, broadcasting rights, advertising relationships, and season ticket holders, was determined using valuation techniques under the income and cost approaches and is classified as Level 3 inputs, as these valuations incorporate significant unobservable inputs, including projected revenues, discount rates, royalty rates, and asset-specific assumptions.

The valuation of identifiable tangible and intangible assets reflects the application of appropriate valuation methodologies and assumptions, including projected revenues, operating performance, discount rates, royalty rates, and useful lives, which have been assessed for reasonableness and consistency with the overall enterprise value and the valuation of the previously held interest, which was supported by an independent valuation prepared as of the acquisition date.

The total consideration transferred of €11,522 reflects a combination of cash payments and equity instruments issued. Cash consideration includes amounts paid directly to the selling shareholder, XX Settembre Holding S.r.l., as well as amounts contributed to Juve Stabia through capital increases. Equity consideration consists of the issuance of the Company’s Class B Ordinary Shares. All such payments, whether made to the seller or directly to the acquiree, were determined to form part of the consideration transferred in accordance with IFRS 3, as they were integral to obtaining control of the acquiree.

The related deferred tax liability arising from the recognition of identifiable intangible assets has been measured based on the applicable statutory tax rates and the differences between the financial reporting bases and tax bases of the assets acquired.

During the year ended December 31, 2025, the carrying value of the related asset was reduced as a result of an impairment. Accordingly, the associated deferred tax liability was reduced to EUR2,413 as of December 31, 2025. The reduction of EUR1,649 was recognized as a deferred tax benefit in the consolidated statement of operations for the year ended December 31, 2025.

Changes in assumptions reflected in subsequent analyses relate to post-acquisition conditions and are accounted for under the applicable standards (e.g., IAS 36), rather than as measurement period adjustments under IFRS 3.

On December 1, 2025, SS Juve Stabia Srl completed a capital increase pursuant to an Extraordinary Shareholders’ Meeting, at which Brera Holdings Public Limited Company contributed €1,650,000 in cash. At the time of the transaction, Brera Holdings owned approximately 52% of the outstanding share capital of Juve Stabia, while the remaining 48% was held by XX Settembre Holding S.r.l.

In connection with the capital increase, XX Settembre Holding S.r.l. formally waived its pre-emption rights, resulting in Brera Holdings subscribing for all newly issued shares. As a result, Brera Holdings’ ownership interest increased from approximately 52% to 100%, and Juve Stabia became a wholly owned subsidiary effective December 1, 2025.

Because Brera Holdings already controlled Juve Stabia prior to the transaction, the increase in ownership interest did not result in a change of control. Accordingly, the transaction was accounted for as an equity transaction in accordance with IFRS 10.B96–B99. The non-controlling interest was derecognized at its carrying amount, and the difference between the consideration paid and the carrying amount of the non-controlling interest was recognized directly in equity attributable to owners of the parent.

As a result of this transaction, no non-controlling interest remains as of December 1, 2025, and 100% of Juve Stabia’s results are attributable to Brera Holdings thereafter.

The preparation of the purchase price allocation and related accounting conclusions requires management to make significant estimates and assumptions. Key areas of judgment include the determination of the acquisition date and assessment of control under IFRS 10, the fair value measurement of consideration transferred and previously held interests, and the valuation of identifiable intangible assets using income-based approaches. These valuations require assumptions related to projected revenues, operating performance, discount rates, royalty rates, and asset useful lives. In addition, management applied judgment in determining the appropriate tax rate and assessing the recognition of deferred tax liabilities arising from temporary differences. While these estimates are based on management’s best information as of the acquisition date, actual results may differ from those assumptions.

The goodwill recognized in connection with the acquisition primarily represents the expected future economic benefits arising from assets that are not separately identifiable. These benefits include anticipated synergies from integrating Juve Stabia into the Company’s broader football platform, including enhanced commercial opportunities through sponsorships, merchandising, and broadcasting arrangements. Goodwill also reflects expected improvements in sporting performance and league positioning, which are expected to drive increased matchday revenues, media rights income, and overall brand value. In addition, goodwill captures the value of the assembled workforce, management expertise, and the ability to leverage the Company’s existing infrastructure, relationships, and strategic initiatives across its football portfolio. Further, goodwill includes potential upside from participation in higher-tier competitions and expansion of the Club’s presence in the European football market, which are not separately recognized as identifiable intangible assets.

The valuation of goodwill and identifiable intangible assets is inherently subject to estimation uncertainty and is sensitive to changes in key assumptions, including projected revenues, discount rates, royalty rates, and long-term growth expectations. Changes in these assumptions could result in materially different fair value measurements. For example, increases in discount rates or reductions in projected revenues or growth rates would generally result in lower valuations, while more favorable assumptions would have the opposite effect. These assumptions are particularly sensitive to the Club’s future sporting performance and league status, as adverse outcomes (such as relegation) could negatively impact revenues, sponsorship opportunities, and overall financial performance. Management has performed sensitivity analyses over these key inputs and concluded that the assumptions applied are reasonable and supportable in the context of the overall valuation.

Below represents the profit or loss of Juve Stabia since the acquisition date included in the condensed consolidated statement of profit or loss for the year ended December 31, 2025

December 31, 2025
Revenue	€2,577
Operating expenses
Equity based expense and warrants	-
General and administrative expenses	12,068
Impairment of non-financial assets	-
Total operating expenses	12,068
Operating loss	(9,491)

Other income (expense):
Interest expense	(63)
Other income	5,156
Total other income, net	€5,093

Loss before income taxes	€(4,398)
Provision for income taxes	150
Net loss	€(4,548)

The following unaudited pro forma profit and loss of the Company for the year ended December 31, 2025 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2025

	Historical Brera Holdings PLC(*)	Historical Juve Stabia (**)	Unaudited Pro Forma Adjustments (***)	Unaudited Pro Forma Combined
Revenue	€4,484	€6,973	€-	€11,457
Operating expense
Equity based expenses and warrants	269,125	-	-	269,125
General and administrative expense	37,871	10,280	567	48,718
Impairment of non-financial assets	81,999	-	-	81,999
Total operating expenses	388,995	10,280	567	399,842
Operating loss from continuing operations	(384,511)	(3,307)	(567)	(388,385)
Other income (expense):
Interest expense	(229)	(95)	-	(324)
Other income	6,297	468	-	6,765
Total other income	6,068	373	-	6,441

Loss before income taxes from continuing operations	(378,443)	(2,934)	(567)	(381,944)
Provision for income taxes	(1,109)	294	-	(815)
Net loss from continuing operations	(377,334)	(3,228)	(567)	(381,129)
Loss from discontinued operations, net of tax	(711)	-	-	(711)

Net loss	€(378,045)	€(3,228)	€(567)	€(381,840)

Attributable to the Company	(376,223)	(1,679)	(295)	(378,197)
Attributable to non-controlling interest	(1,822)	(1,549)	(272)	(3,643)
	(378,045)	(3,228)	(567)	(381,840)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,270	-	-	2,270
Total comprehensive loss	€(375,775)	€(3,228)	€(567)	€(379,570)

Weighted average shares outstanding - basic and diluted:
Ordinary shares - Class A	45,142			45,142
Ordinary shares - Class B	2,269,090			2,269,090
Net loss per share from continuing operations - basic and diluted
Ordinary shares - Class A	(162.42)			(163.42)
Ordinary shares - Class B	(162.42)			(163.42)
Net loss per share from discontinued operations - basic and diluted
Ordinary shares - Class A	(0.15)			(1.57)
Ordinary shares - Class B	(0.15)			(1.57)

(*)	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to December 31, 2025

(**)	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition)

(***)	Unaudited pro forma adjustment pertains to amortization of intangibles for the period of January 1, 2025 through June 20, 2025.

The following unaudited pro forma profit and loss of the Company for the year ended December 31, 2024 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2024

	Historical Brera Holdings PLC	Historical Juve Stabia	Unaudited Pro Forma Adjustments (*)	Unaudited Pro Forma Combined
Revenue	€1,193	€6,548	€-	€7,741
Operating expense
Equity based expenses and warrants	961	-	-	961
General and administrative expense	4,473	11,349	1,210	17,032
Impairment of non-financial assets	-	-	-	-
Total operating expenses	5,434	11,349	1,210	17,993
Operating loss from continuing operations	(4,241)	(4,801)	(1,210)	(10,252)
Other income (expense):
Interest expense	(8)	(130)	-	(138)
Other income	412	791	-	1,203
Total other income	404	661	-	1,065

Loss before income taxes from continuing operations	(3,837)	(4,140)	(1,210)	(9,187)
Provision for income taxes	-	115	-	115
Net loss from continuing operations	(3,837)	(4,255)	(1,210)	(9,302)

Loss from discontinued operations, net of tax	(1,212)	-	-	(1,212)

Net loss	€(5,049)	€(4,255)	€(1,210)	€(10,514)

Attributable to the Company	(4,428)	(2,111)	(629)	(7,168)
Attributable to non-controlling interest	(621)	(2,144)	(581)	(3,346)
	(5,049)	(4,255)	(1,210)	(10,514)
Other comprehensive income (loss):
Foreign currency translation adjustments	(28)	-	-	(28)
Total comprehensive loss	€(5,077)	€(4,255)	€(1,210)	€(10,542)

Weighted average shares outstanding - basic and diluted:
Ordinary shares - Class A	65,950			65,950
Ordinary shares - Class B	58,634			58,634
Net loss per share from continuing operations - basic and diluted
Ordinary shares - Class A	(35.65)			(74.66)
Ordinary shares - Class B	(35.65)			(74.66)
Net loss per share from discontinued operations - basic and diluted
Ordinary shares - Class A	(9.76)			(9.72)
Ordinary shares - Class B	(9.76)			(9.72)

(*)	Unaudited pro forma adjustment pertains to amortization of intangibles for the year ended of December 31, 2024

Disposal of UYBA

Our percentage ownership in UYBA was reduced from approximately 51% to approximately 49% on May 31, 2025 as a result of a capital infusion from minority shareholders. During the six months ended June 30, 2025, we determined that UYBA, being a volleyball team, did not fit within our strategy to develop a group of professional football clubs and, as such, we decided to sell UYBA.

On June 17, 2025, we entered into a Private Agreement with various parties under which we sold our entire interest to Selene Sas Di Immobiliare, Luna Srl “Selene”. Pursuant to the Private Agreement, among other things, (i) the Advertising Concession Agreement between Brera Milano and UYBA was terminated and no longer in effect in exchange for a payment of €175 from the Company to UYBA, (ii) the Company sold to its ownership share of UYBA representing approximately 49% of UYBA’s total share capital for €1.00, and (iii) the five directors appointed to UYBA’s board of directors by the Company resigned, all finalized by June 27, 2025.

In connection with the sale, the parties executed a private sale agreement that replaces all prior arrangements among Brera Holdings PLC, Brera Milano S.r.l., and UYBA S.r.l. The agreement confirms that Mr. Pirola’s personal guarantees remain his responsibility after the transfer, and that all parties have mutually waived any existing or potential claims against one another.

An assessment under IAS 24.9 was performed to determine whether Selene is a related party. Ms. Luna Pirola is the daughter of Brera board member Mr. Pirola, owns 99% of Selene. Accordingly, Selene qualifies as a related party of the Company. The transaction is deemed to have been conducted on an arm’s length basis based on the following:

●	The sale price of €1 was consistent with UYBA’s negative equity position and economic substance;

●	No preferential terms, guarantees, or side agreements were granted to the buyer;

●	The transaction was approved through appropriate governance channels.

●	The transfer occurred as part of Brera’s strategic divestment of non-core, loss-making assets.

Prior to disposal, Brera Holdings PLC settled the €175 payable owed by Brera Milano S.r.l. to UYBA. The settlement was an intercompany transaction within the Brera group, had no impact on UYBA’s net assets at the sale date, and was not part of the consideration exchanged with SELENE SAS. In accordance with IFRS 10.B98, as the settlement was unrelated to the disposal, it was excluded from the gain or loss on sale and eliminated in consolidation before deconsolidation.

As a result of the transaction, the Company lost control over UYBA, which had previously been consolidated as a subsidiary. Following the sale, the Company no longer holds any equity interest in UYBA and therefore ceased consolidating its financial results as of June 17, 2025.

At the date control was lost, UYBA had total assets of approximately €4,300 and total liabilities of approximately €4,700, resulting in a net deficit position of approximately €365. See below table for details of the net deficit:

June 17, 2025
ASSETS
Current assets:
Cash	€268
Trade and other receivables	730
Inventory	4
Deposits and prepayments	24
Total current assets	1,026
Non-current assets:
Property and equipment	1,003
Right-of-use assets, net	458
Goodwill	471
Intangible assets	1,336
Total assets	€4,294

LIABILITIES AND NET DEFICIT
Current liabilities
Trade and other payables	€1,973
Deferred revenue	16
Lease liabilities	33
Loan payable	77
Bank overdraft	324
Total current liabilities	2,423

Non-current liabilities
Trade and other payables	1,104
Lease liabilities	506
Loan payable	625
Total non-current liabilities	2,235
Total liabilities	4,658
Net deficit	€(364)

The transaction resulted in a loss on disposal of €97, calculated as the difference between (i) the consideration received, (ii) the carrying amount of UYBA’s net liabilities removed from the consolidated statement of financial position, and (iii) the carrying amount of the non controlling interest derecognized. This loss has been recognized in discontinued operations section within the condensed consolidated statement of profit or loss for the period ended January 1, 2025 through June 17, 2025.

Because the sale represented the divestment of a separate major line of business, the results of UYBA have been classified and presented as discontinued operations in accordance with IFRS 5 – Non-current Assets Held for Sale and Discontinued Operations. Accordingly, the Company’s consolidated statements of profit or loss for all prior periods presented have been retrospectively restated to separately present the results of continuing and discontinued operations. Comparative information in the notes to the financial statements has also been updated, where applicable, to reflect this presentation.

The sale of UYBA completed the Company’s divestment from the volleyball operations segment. The Company does not retain any ownership interest, management role, or continuing involvement in UYBA following the transaction.

See the tables below for the summary of assets and liabilities of UYBA classified as discontinued operations as of and for the periods presented

December 31, 2024
ASSETS
Current assets:
Cash	€10
Accounts receivable and other receivables, net	690
Inventory	4
Deposits and prepayments	29
Total current assets of discontinued operations	733
Non-current assets:
Property and equipment	1,327
Right-of-use assets, net	508
Goodwill	167
Intangible assets	1,783
Total assets of discontinued operations	€4,518

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Trade and other payables	€1,974
Deferred revenue	229
Lease liabilities	68
Loan payable	75
Bank overdraft	339
Total current liabilities of discontinued operations	2,685

Non-current liabilities
Trade and other payables	1,195
Lease liabilities	497
Loan payable	138
Total non-current liabilities of discontinued operations	1,830
Total liabilities of discontinued operations	€4,515

See the tables below for the summary of statement of operations of UYBA classified as discontinued operations as of and for the periods presented

	December 31, 2025	December 31, 2024	December 31, 2023
Revenue	€972	€1,693	€837
Operating expenses
Equity-based expenses and warrants	-	-	-
General and administrative expenses	1,599	3,008	2,460
Impairment of non-financial assets	-	-	-
Total operating expenses	1,599	3,008	2,460

Other income (expense):
Interest income (expense)	(22)	(65)	(51)
Other income	35	127	(17)
Net gain/loss on disposal of subsidiary	(97)	-	-
Total other expenses, net	(84)	62	(68)

Loss before income taxes	(711)	(1,253)	(1,691)
Provision for income taxes	-	41	41
Net loss	(711)	(1,212)	(1,732)

	December 31,
	2025	2024	2023
Net cash provided by (used in) operating activities from discontinued operations	€(701)	€9	€(389)
Net cash provided by (used in) investing activities from discontinued operations	€(33)	€(208)	€(989)
Net cash provided by (used in) financing activities from discontinued operations	€488	€(137)	€-